Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDSSM
Prospectus Date	rr_ProspectusDate	May 28, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDSSM
BlackRock Real Estate Securities Fund
(the “Fund”)
Supplement dated November 30, 2021
to the Fund’s Summary Prospectuses and Prospectuses, each dated May 28, 2021
Effective December 31, 2021, the following change is made to the Fund’s Summary Prospectuses and Prospectuses:
The section of the Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Real Estate Securities Fund — Performance Information” and the section of the Fund’s Summary Prospectuses entitled “Key Facts About BlackRock Real Estate Securities Fund — Performance Information” are supplemented as follows:
Effective December 31, 2021, the benchmark against which the Fund measures its performance will be changed from the MSCI U.S. REIT Index to the FTSE Nareit All Equity REITs Net Index. Fund management believes that the new benchmark is more representative of the sectors in which the Fund invests. The FTSE Nareit All Equity REITs Net Index is a free-float adjusted, market capitalization-weighted index of U.S. equity real estate investment trusts (“REITs”).
For the one year, five year and since inception (September 28, 2012) periods ended December 31, 2020, the average annual total returns for the FTSE Nareit All Equity REITs Net Index were -6.1%, 5.4%, and 7.0%, respectively.

BlackRock Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDSSM
BlackRock Real Estate Securities Fund
(the “Fund”)
Supplement dated November 30, 2021
to the Fund’s Summary Prospectuses and Prospectuses, each dated May 28, 2021
Effective December 31, 2021, the following change is made to the Fund’s Summary Prospectuses and Prospectuses:
The section of the Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Real Estate Securities Fund — Performance Information” and the section of the Fund’s Summary Prospectuses entitled “Key Facts About BlackRock Real Estate Securities Fund — Performance Information” are supplemented as follows:
Effective December 31, 2021, the benchmark against which the Fund measures its performance will be changed from the MSCI U.S. REIT Index to the FTSE Nareit All Equity REITs Net Index. Fund management believes that the new benchmark is more representative of the sectors in which the Fund invests. The FTSE Nareit All Equity REITs Net Index is a free-float adjusted, market capitalization-weighted index of U.S. equity real estate investment trusts (“REITs”).
For the one year, five year and since inception (September 28, 2012) periods ended December 31, 2020, the average annual total returns for the FTSE Nareit All Equity REITs Net Index were -6.1%, 5.4%, and 7.0%, respectively.